Schedule of Investments (unaudited) December 31, 2019	iShares® International Preferred Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Australia — 0.5%
Brookfield Infrastructure Partners LP, Series 7, 5.00%(a)	11,778	$211,627

Canada — 77.8%
AltaGas Ltd., Series K, 5.00%(a)	11,778	208,811
Bank of Montreal
Series 27, 3.85%(a)	35,251	490,673
Series 29, 3.62%(a)	25,390	337,554
Series 31, 3.85%(a)	16,534	223,641
Series 38, 4.85% (5 year Canadian Government Bond + 4.060%)(b)	13,515	268,059
Series 40, 4.50%(a)	8,580	144,704
Series 42, 4.40% (5 year Canadian Government Bond + 3.170%)(b)	27,400	451,120
Series 44, 4.85%(a)	3,708	57,446
Bank of Nova Scotia (The)
Series 32, 2.06% (5 year Canadian Government Bond + 1.340%)(b)	10,955	208,582
Series 34, 5.50% (5 year Canadian Government Bond + 4.510%)(b)	13,696	275,663
Series 38, 4.85%(a)	49,251	979,133
Series 40, 4.85% (5 year Canadian Government Bond + 2.430%)(b)	29,535	452,107
BCE Inc., Series AK, 2.95% (5 year Canadian Government Bond + 1.880%)(b)	56,007	601,641
Brookfield Asset Management Inc.
Series 32, 5.06% (5 year Canadian Government Bond + 2.900%)(b)	11,552	182,979
Series 44, 5.00%(a)	9,765	194,283
Series 46, 4.80%(a)	29,296	581,515
Series 48, 4.75%(a)	11,778	227,522
Brookfield Office Properties Inc.
Series EE, 5.10%(a)	10,798	185,691
Series GG, 4.85%(a)	10,798	177,364
Series T, 5.38% (5 year Canadian Government Bond + 3.160%)(b)	24,603	379,456
Brookfield Renewable Partners LP, Series 15, 5.75%(a)	17,218	342,833
Canadian Imperial Bank of Commerce
Series 39, 3.71%(a)	39,388	512,112
Series 41, 3.75%(a)	11,778	154,769
Series 45, 4.40%(a)	78,801	1,296,791
Series 47, 4.50%(a)	44,330	627,645
Series 49, 5.20%(a)	32,010	578,118
Series 51, 5.15% (5 year Canadian Government Bond + 3.620%)(b)	24,619	470,262
Emera Inc.
Series C, 4.72% (5 year Canadian Government Bond + 2.650%)(b)	9,819	139,704
Series H, 4.90%(a)	11,778	229,792
Enbridge Inc. Series 03, 3.74%(a)	30,204	347,984
Series 09, 4.10% (5 year Canadian Government Bond + 2.660%)(b)	13,882	176,315
Series 11, 4.40%(a)	25,166	319,827
Series 13, 4.40%(a)	17,666	223,013
Series 15, 4.40%(a)	13,882	175,030
Series 17, 5.15%(a)	37,798	760,769
Series 19, 4.90%(a)	25,190	484,666
Series B, 3.42% (5 year Canadian Government Bond + 2.400%)(b)	23,053	260,441

Security	Shares	Value

Canada (continued)
Series D, 4.46% (5 year Canadian Government Bond + 2.370%)(b)	22,642	$277,099
Series F, 4.69% (5 year Canadian Government Bond + 2.510%)(b)	25,168	321,987
Series H, 4.38% (5 year Canadian Government Bond + 2.120%)(b)	17,666	209,799
Series N, 5.09% (5 year Canadian Government Bond + 2.650%)(b)	22,652	309,014
Series P, 4.38% (5 year Canadian Government Bond + 2.500%)(b)	20,188	252,515
Series R, 4.07%(a)	20,188	248,312
Fairfax Financial Holdings Ltd.
Series K, 4.67% (5 year Canadian Government Bond + 3.510%)(b)	9,329	138,056
Series M, 4.75%(a)	9,031	152,171
Fortis Inc./Canada, Series M, 3.91%(a)	59,101	789,381
Husky Energy Inc., Series 03, 4.50%(a)	9,819	132,283
Industrial Alliance Insurance & Financial Services Inc.,
Series G, 3.78% (5 year Canadian Government Bond + 2.850%)(b)	9,819	148,033
Intact Financial Corp., Series 7, 4.90%(a)	9,819	143,490
Manulife Financial Corp.
Series 17, 3.90%(a)	12,748	175,380
Series 21, 5.60%(a)	40,861	812,336
Series 23, 4.85%(a)	45,791	880,331
Series 25, 4.70% (5 year Canadian Government Bond + 2.550%)(b)	8,819	134,249
National Bank of Canada
Series 30, 4.03%(a)	13,748	189,244
Series 32, 3.90%(a)	11,778	155,950
Series 34, 5.60%(a)	15,666	314,105
Series 36, 5.40% (5 year Canadian Government Bond + 4.660%)(b)	15,666	313,501
Series 40, 4.60%(a)	11,778	170,301
Series 42, 4.95%(a)	11,778	179,111
Pembina Pipeline Corp.
Series 01, 4.91% (5 year Canadian Government Bond + 2.470%)(b)	9,819	131,374
Series 05, 4.57% (5 year Canadian Government Bond + 3.000%)(b)	9,819	139,855
Series 13, 5.75%(a)	9,819	199,144
Series 23, 5.25%(a)	11,778	224,797
Series 25, 5.20%(a)	9,819	186,726
Royal Bank of Canada
Series AZ, 3.70%(a)	49,251	668,454
Series BB, 3.65%(a)	49,251	668,454
Series BD, 3.60%(a)	59,101	907,879
Series BK, 5.50%(a)(c)	28,424	568,590
Series BM, 5.50% (5 year Canadian Government Bond + 4.800%)(b)	29,405	590,935
Series BO, 4.80%(a)	34,471	518,361
Sun Life Financial Inc., Series 04, 4.45%	11,778	195,097
TC Energy Corp.
Series 13, 5.50%(a)	19,586	393,004
Series 15, 4.90%(a)	85,250	1,685,606
Series 5, 2.26%(a)	12,485	121,601
Series 7, 3.90%(a)	59,101	760,212
Series 9, 3.76%(a)	44,324	564,326
Toronto-Dominion Bank (The) Series 01, 3.66%(a)	21,953	297,278

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® International Preferred Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Series 03, 3.68%(a)	21,953	$297,447
Series 05, 3.75%(a)	21,952	302,850
Series 07, 3.60%(a)	15,356	234,470
Series 09, 3.70% (5 year Canadian Government Bond + 2.870%)(b)	8,777	135,166
Series 12, 5.50%(a)	30,786	617,026
Series 14, 4.85%(a)	43,975	875,600
Series 16, 4.50% (5 year Canadian Government Bond + 3.010%)(b)	15,415	249,873
Series 18, 4.70% (5 year Canadian Government Bond + 2.700%)(b)	15,393	238,477
Series 20, 4.75%(a)	17,617	267,499
Series 22, 5.20%(a)	15,369	285,039
Series 24, 5.10% (5 year Canadian Government Bond + 3.560%)(b)	19,853	381,061
Westcoast Energy Inc., Series 12, 5.20% (5 year Canadian Government Bond + 4.520%)(b)	11,778	235,878

		33,116,742

Singapore — 1.6%
City Developments Ltd., Preference Shares, NVS(a)	818,729	688,033

Sweden — 3.8%
Klovern AB, Preference Shares, NVS	40,553	1,615,873

United Kingdom — 12.6%
Aviva PLC 8.38%	246,599	480,223

Security	Shares	Value

United Kingdom (continued)
8.75%	246,599	$496,557
Balfour Beatty PLC, 9.68%(d)	276,190	378,689
Doric Nimrod Air Three Ltd., Preference Shares, NVS	542,513	510,273
Doric Nimrod Air Two Ltd., Preference Shares, NVS	425,993	806,998
Ecclesiastical Insurance Group PLC, 8.63%	262,506	545,975
General Accident PLC
7.88%	271,260	499,499
8.88%	345,235	688,312
Raven Property Group Ltd., 12.00%	245,977	428,504
RSA Insurance Group PLC, 7.38%	308,246	541,063

		5,376,093

Total Preferred Stocks — 96.3% (Cost: $44,467,685)		41,008,368

Total Investments in Securities — 96.3% (Cost: $44,467,685)		41,008,368

Other Assets, Less Liabilities — 3.7%		1,573,825

Net Assets — 100.0%		$42,582,193

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Convertible preferred stock.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$93	(a)	$(12)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	75,146	(75,146)	—	—	751		—	—

				$—	$844		$(12)	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Preferred Stocks	$41,008,368	$—	$—	$41,008,368

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® International Preferred Stock ETF

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

3